Income Tax	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes [Line Items]
Income Tax
12.
Income Tax

In October 2021, members of the Organization for Economic Cooperation and Development (OECD) inclusive framework released the statement on a Two-Pillar solution to address the tax challenges arising from the digitalization of the economy. On 23 May 2023, the International Accounting Standards Board (IAS) issued “International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12” which clarify that IAS 12 applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the OECD, including tax law that implements Qualified Domestic Minimum Top-up Taxes. The Group has adopted these amendments. However, these amendments are not yet applicable for the current reporting year, as the Group's consolidated revenue has remained below the €750 million threshold, which is assessed based on the average revenue over the last four reporting periods.

The income tax charge recognized in profit and losses included the following:

Current Income Tax	2024	2023	2022
Current Income Tax on profits for the year	(32,595)	(31,924)	(11,682)
Total Current Income Tax expense	(32,595)	(31,924)	(11,682)

Deferred income tax	2024	2023	2022
Increase/(Decrease) in deferred income tax assets	3,150	1,757	229
(Decrease)/Increase in deferred income tax liabilities	(1,105)	739	(133)
Total Deferred income tax benefit / (expense)	2,045	2,496	96
Income Tax expense	(30,550)	(29,428)	(11,586)

Deferred Tax Assets

The balance comprises temporary differences attributable to:

	2024	2023	2022
Tax Losses	793	233	348
Accrued Liabilities	3,196	773	99
Exchange differences	333	89	—
Other	1,045	1,193	51
Total	5,367	2,288	498

The recognized tax loss carry-forwards have a maximum expiration of 5 years.

Movements:

	Tax losses	Accrued liabilities		Exchange differences	Other	Total
At January 1, 2024	233	773		89	1,193	2,288
(Charged) / Credited to profit & loss	560	2,423	—	244	(148)	3,079
At December 31, 2024	793	3,196		333	1,045	5,367

	Tax losses	Accrued liabilities		Exchange differences	Other	Total
At January 1, 2023	348	99		—	51	498
Credited / (Charged) to profit & loss	(115)	674		89	1,142	1,790
At December 31, 2023	233	773		89	1,193	2,288

Deferred Tax Liabilities

The balance of Deferred Tax Liabilities is comprised of temporary differences attributable to:

	2024	2023	2022
Accrued receivables	795	353	946
Other	1,063	471	206
Total	1,858	824	1,152

Movements:

	Accrued Liabilities	Other	Total
At January 1, 2024	353	471	824
Credited / (charged) to profit & loss	442	592	1,034
At December 31, 2024	795	1,063	1,858

At January 1, 2023	946	206	1,152
Credited / (charged) to profit & loss	(593)	265	(328)
At December 31, 2023	353	471	824

As of December 31, 2024 and 2023, no deferred tax liability has been recognized on investments in the Group subsidiaries. The Group has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries and that it is probable there will be no reversal in the foreseeable future in a way that would result in a charge to taxable profit.

Reconciliation of effective tax rate

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to the profits of the consolidated entities. The income tax provision is determined based on the income tax rates in effect in each country where the Group operates. The following is a reconciliation of the income tax expense to the profit (loss) for the year, considering the applicable statutory tax rates in the jurisdictions where the Group has taxable operations. These rates range from 0% in jurisdictions such as the Cayman Islands to 35% in Argentina and Colombia. Other key tax rates include 5% in Malta, 21% in the United States, 25% in Ecuador, Panama, the United Kingdom and Uruguay, 30% in Kenya, Mexico, and Nigeria. In the remaining countries, tax rates range from 10% to 35%.

The Group’s effective Income Tax rate in 2024 was 20.2% (16.5% and 9.6% in the years ended December 31, 2023 and 2022, respectively). For 2024 and 2023, the Group applied for fiscal consolidation in Malta resulting in a domestic rate of 5%. The reconciliation between the effective Income Tax rate and the statutory rate in Malta of 5% in 2024, 2023 and 2022 was as follows:

	2024	2023	2022
Profit before Income Tax	151,019	178,514	120,283
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(7,551)	(8,926)	(6,014)
Permanent differences:
Tax effect of non-taxable income	897	822	555
Effects from entities taxes with different rates	(14,565)	(15,930)	(5,440)
Other permanent differences (1)	(9,331)	(5,394)	(687)
Total	(30,550)	(29,428)	(11,586)

(1) During the year ended December 31, 2024, other permanent differences included non-deductible expenses, the effect of income taxes accrued in subsidiaries (due to higher income tax rates) and the effect of hyperinflation adjustment in Argentinean subsidiaries.

The Company recorded income tax expenses of USD 4,543 related to a claim from the Uruguayan Tax Authority concerning income taxes on foreign activities and transactions under the Free Zone regime held in 2022. Despite having strong arguments for its position, during the last quarter of 2024, the Company chose to settle with local tax authorities to resolve the matter. The Company and its external tax advisors are confident that there is no significant risk related to prior or subsequent periods.